UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2008
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, July 17, 2008

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		36
Form 13F Information Table Value Total:	        $736,005(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Alliancebernstein Hld	COM	01881G106      $24,087	  440,501    SH		Sole		  440,501
Archer-Daniels-Midland	COM	39483102       $21,471	  636,185    SH		Sole		 6 36,185
Aflac Inc.		COM	1055102  	$6,133 	   97,660    SH		Sole		   97,660
American Int'l Grp	COM	26874107       $20,569 	  777,351    SH		Sole		  777,351
Apache Corp		COM	37411105       $12,985     93,420    SH		Sole		   93,420
Bank of America Corp.	COM	60505104       $19,819    830,273    SH		Sole		  830,273
Cardinal Health Inc.	COM	14149Y108      $23,821    461,833    SH		Sole		  461,833
Comcast Corp CL A	COM	20030N101      $40,224  2,120,407    SH		Sole		2,120,407
Chevron Corp.		COM	166764100      $28,466    287,158    SH		Sole 		  287,158
Cox Radio Inc-Cl A	COM	224051102      $11,124    942,705    SH		Sole		  942,705
Du Pont (E.I.) 		COM	263534109      $32,290    752,854    SH		Sole		  752,854
Dell Inc.		COM	24702R101       $9,598 	  438,660    SH		Sole		  438,660
Duke Energy Corp	COM	26441C105      $23,810  1,369,946    SH		Sole		1,369,946
Eaton Corp		COM	278058102      $24,647    290,068    SH		Sole	 	  290,068
Fiserv Inc.		COM	337738108      $15,079    332,359    SH		Sole	  	  332,359
General Electric Co.	COM	369604103      $38,495  1,442,289    SH		Sole		1,442,289
Group 1 Automotive	COM	398905109       $4,811 	  242,140    SH		Sole	  	  242,140
Home Depot Inc		COM	437076102      $25,162  1,074,362    SH		Sole	 	1,074,362
Hubbell Inc. Cl B	COM	443510201      $12,943    324,635    SH		Sole	  	  324,635
Int'l Flav & Fragr	COM	459506101      $16,371    419,113    SH		Sole	  	  419,113
Intel Corp.		COM	458140100      $13,992    651,390    SH		Sole	  	  651,390
Johnson Controls Inc	COM	478366107      $17,171    598,724    SH		Sole	  	  598,724
Kimberly-Clark Corp.	COM	494368103      $26,247    439,054    SH		Sole	  	  439,054
Lexmark Int'l Inc-A	COM	529771107      $17,045    509,861    SH		Sole	  	  509,861
Manpower Inc.		COM	56418H100      $16,665    286,151    SH		Sole	  	  286,151
Moody's Corp		COM	615369105      $20,846    605,276    SH		Sole	  	  605,276
3M Co.			COM	88579Y101      $34,195    491,381    SH		Sole	   	  491,381
Merck & Company Inc.	COM	589331107      $26,792    710,864    SH		Sole	  	  710,864
Nabors Industries Ltd	COM	2963372	       $35,216    715,335    SH		Sole	  	  715,335
NBTY Inc.		COM	628782104       $8,314 	  259,340    SH		Sole	  	  259,340
Pfizer Inc.		COM	717081103      $22,880  1,309,683    SH		Sole		1,309,683
Progressive Corp	COM	743315103       $7,726 	  412,715    SH 	Sole	  	  412,715
Qualcomm Inc		COM	747525103      $26,138    589,097    SH 	Sole	  	  589,097
Timberland Co. Cl A	COM	887100105      $13,987    855,475    SH 	Sole	  	  855,475
Valero Energy Corp	COM	91913Y100      $21,182    514,378    SH 	Sole	  	  514,378
Wellpoint Inc.		COM	94973V107      $15,704    329,495    SH 	Sole	  	  329,495






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